M Fund, Inc.
Supplement dated as of June 30, 2008 to the
Prospectus dated April 29, 2008

Effective immediately the third paragraph of the sub-section entitled “Additional Information About the Funds – Brandes International Equity Fund” within the section “Investment Strategies andRisks” on page 16 of the Prospectus is replaced with the following:

The Fund may invest in any single country if, at the time of purchase, the Fund’s investment in such country does not exceed the greater of:

•      35% of its total assets; or

•      150% of the weighting of such country as represented in the MSCI EAFE Index.

Effective immediately the first paragraph of the sub-section entitled “Additional Information About the Funds – Turner Core Growth Fund” within the section “Investment Strategies andRisks” on page 17 of the Prospectus is replaced with the following:

Generally, the Turner Core Growth Fund will be fully invested and will typically consist of 60 to 90 securities. Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for securities that comprise more than 3% of the S&P 500 Index. For those securities, the Fund may hold up to two times the index weighting.

M Fund, Inc.
Supplement dated as of June 30, 2008 to the
Statement of Additional Information dated April 29, 2008

Effective June 5, 2008, the Board of Directors elected JoNell Hermanson as Vice President of M Fund, Inc.

The Officer’s table in the sub-section “Management Information” within the section “Management of the Funds” on page 22 of the Statement of Additional Information is replaced with the following:

The Officers of the Company are listed below together with their respective positions with the Company, their principal occupations during the past five years and any positions held with affiliates of the Company:

Name and D.O.B	Term of Office	Length of Time Served	Position(s) Held with the Company	Principal Occupation(s) During Past 5 Years
Daniel F. Byrne* (Born: 10/27/56)	One Year	Nine Years^	President	Senior Vice President, Chief Product & Technology Officer, M Financial Group
JoNell Hermanson* (Born: 7/25/59)	One Year	Appointed June 2008	Vice President
President, M Financial Wealth Partners, Inc. March 2008 – current;  President and Director, M Financial Asset Management, Inc. March 2008 – current; Vice President of Sales Support, M Financial Group 2003 – March 2008.

David Lees* (Born: 2/1/65)	One Year	Two Years	Secretary and Treasurer	Accounting Director, M Financial Group
Shannon Hartwell* (Born: 7/19/70)	One Year	Two Years	Chief Compliance Officer	Chief Compliance Officer, M Fund, Inc. 2006- current; Corporate attorney, Perkins Cole, LLP 2000-2006

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* “Interested Person” of the Company for purposes of the 1940 Act.  Mr. Byrne serves as Senior Vice President and Chief Product & Technology Officer of M Financial Group, which wholly owns the Adviser.  Mr. Byrne also serves as President of the Company, President and Director of the Adviser, Director of M Financial Securities Marketing, Inc., M Financial Wealth Partners, Inc. and M Holdings Securities, Inc., all of which are wholly-owned subsidiaries of M Financial Group.  Mr. Byrne serves as Senior Vice President and Director of M Financial Asset Management, Inc. and as Manager of M Administrative Services, LLC, both of which are wholly owned by M Financial Group.  Ms. Hermanson serves as President of M Financial Wealth Partners, Inc., President and Director of M Financial Asset Management, Inc., and as Marketing Officer of the Adviser, all of which are wholly-owned subsidiaries of M Financial Group Ms. Hermanson also services as Vice President of M Financial Group. Mr. Lees serves as Secretary and Treasurer of the Adviser and the Company.  Ms. Hartwell serves as Chief Compliance Officer of the Adviser and the Company. The address of Mr. Byrne, Ms. Hermanson, Mr. Lees and Ms. Hartwell is M Fund, Inc., M Financial Plaza, 1125 NW Couch Street, Suite 900, Portland, Oregon 97209.

^Includes Mr. Byrne’s previous service as President of the Company from 1996-2005.
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